Average Annual Total Returns (500 Index Trust B)	12 Months Ended
May 01, 2011
S&P 500 Index
Average Annual Total Returns
One Year	15.06%
Five Year	2.29%
Ten Year	1.41%
Series NAV,500 Index Trust B
Average Annual Total Returns
One Year	14.86%
Five Year	2.08%
Ten Year	1.21%
Date of Inception	Apr. 29, 2005